GOODWILL	12 Months Ended
Dec. 31, 2017
GOODWILL [Abstract]
GOODWILL
NOTE 6:          GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2017 are as follows:

Balance as of January 1, 2016	$19,091

Foreign currency translation adjustments	(686)

Balance as of December 31, 2016	18,405

Foreign currency translation adjustments	417

Balance as of December 31, 2017	18,822